Property, plant and equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Depreciation, Total	$ 4,394	$ 12,246	$ 8,131
Machinery and Equipment [Member]
Capital Leased Assets, Gross		18,788	16,532
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total		$ 5,465	$ 2,587